Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 148,928	$ 113,714
Restricted cash (Note 2)	6,912	5,600
Accounts receivable	7,397	5,625
Inventories (Note 5)	10,546	11,020
Due from related parties (Note 3)	7,576	4,681
Fair value of derivatives (Notes 18 and 19)	748	3,514
Insurance claims receivable	1,607	6,476
Prepaid lease rentals (Note 11)	0	8,752
Time charter assumed (Note 12)	192	190
Prepayments and other	8,430	6,358
Vessels held for sale (Note 6)	4,908	4,838
Total current assets	197,244	170,768
FIXED ASSETS, NET:
Right-of-use assets (Note 11)	188,429	401,901
Vessels and advances, net (Note 6)	2,431,830	2,206,786
Total fixed assets, net	2,620,259	2,608,687
NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	111,681	131,082
Prepaid lease rentals, non-current (Note 11)	0	34,167
Accounts receivable, non-current (Note 3)	8,600	17,789
Deferred charges, net (Note 7)	21,983	26,250
Restricted cash, non-current (Note 2)	40,031	47,177
Time charter assumed, non-current (Note 12)	1,030	1,222
Fair value of derivatives, non-current (Notes 18 and 19)	605	3,727
Other non-current assets (Note 4)	10,525	9,942
Total assets	3,011,958	3,050,811
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	210,745	149,162
Accounts payable	6,215	8,586
Due to related parties (Note 3)	473	196
Finance lease liabilities, net (Note 11)	16,810	34,299
Accrued liabilities	19,417	17,624
Unearned revenue (Note 12)	10,387	12,432
Fair value of derivatives (Notes 18 and 19)	397	0
Other current liabilities	2,090	2,370
Total current liabilities	266,534	224,669
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,206,405	1,159,244
Finance lease liabilities, net of current portion (Note 11)	119,925	305,033
Fair value of derivatives, non-current portion (Notes 18 and 19)	433	0
Unearned revenue, net of current portion (Note 12)	7,933	4,741
Total non-current liabilities	1,334,696	1,469,018
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	12	11
Additional paid-in capital (Note 14)	1,351,352	1,313,840
Retained earnings	60,578	38,734
Accumulated other comprehensive income / (loss) (Notes 18 and 20)	(1,214)	4,539
Total stockholders’ equity	1,410,728	1,357,124
Total liabilities and stockholders’ equity	$ 3,011,958	$ 3,050,811